LOANS AND OTHER FINANCING - Composition of loan portfolio (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LOANS AND OTHER FINANCING
Financial assets	$ 7,177,048,816	$ 5,404,819,804
Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	3,997,229,296	2,919,660,541	$ 1,432,051,506
Loans and other financing
LOANS AND OTHER FINANCING
Financial assets	3,765,478,226	2,854,710,926
Promissory Notes | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	695,673,521	403,314,016
Unsecured corporate loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	429,423,023	411,585,775
Overdrafts | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	385,076,720	109,835,741
Mortgage loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	371,665,373	350,875,423
Automobile and other secured loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	281,705,452	259,633,294
Personal loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	491,524,560	392,556,028
Credit Card Loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	373,427,569	366,150,372
Foreign Trade Loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	765,366,281	478,146,833
Other financings | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	28,636,931	49,019,475
Other receivables from financial transactions | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	64,963,641	15,314,215
Receivables from financial leases | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	109,766,225	83,229,369
Subtotal | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	3,997,229,296	2,919,660,541
Allowance for loan losses
LOANS AND OTHER FINANCING
Financial assets	(231,751,070)	(64,949,615)
Stage 1 | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	3,551,840,697	2,780,937,243	1,301,691,970
Stage 1 | Loans and other financing
LOANS AND OTHER FINANCING
Financial assets	3,512,574,006	2,756,576,202
Stage 1 | Promissory Notes | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	674,377,742	398,989,930
Stage 1 | Unsecured corporate loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	382,041,811	398,685,619
Stage 1 | Overdrafts | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	366,036,430	105,324,057
Stage 1 | Mortgage loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	358,382,028	338,143,843
Stage 1 | Automobile and other secured loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	215,551,019	237,353,240
Stage 1 | Personal loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	328,441,991	357,251,201
Stage 1 | Credit Card Loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	284,205,923	345,704,414
Stage 1 | Foreign Trade Loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	746,877,760	458,166,457
Stage 1 | Other financings | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	28,636,931	48,350,023
Stage 1 | Other receivables from financial transactions | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	64,172,649	15,129,111
Stage 1 | Receivables from financial leases | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	103,116,413	77,839,348
Stage 1 | Subtotal | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	3,551,840,697	2,780,937,243
Stage 1 | Allowance for loan losses
LOANS AND OTHER FINANCING
Financial assets	(39,266,691)	(24,361,041)
Stage 2 | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	258,358,672	100,586,726	95,098,800
Stage 2 | Loans and other financing
LOANS AND OTHER FINANCING
Financial assets	204,948,290	83,505,602
Stage 2 | Promissory Notes | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	7,957,263	2,981,013
Stage 2 | Unsecured corporate loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	18,191,109	6,697,286
Stage 2 | Overdrafts | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	5,538,792	2,886,221
Stage 2 | Mortgage loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	7,300,192	11,084,989
Stage 2 | Automobile and other secured loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	37,427,997	15,558,661
Stage 2 | Personal loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	110,688,266	26,683,595
Stage 2 | Credit Card Loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	58,126,018	15,302,379
Stage 2 | Foreign Trade Loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	9,743,300	13,633,001
Stage 2 | Other financings | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets		669,452
Stage 2 | Other receivables from financial transactions | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	773,410	170,047
Stage 2 | Receivables from financial leases | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	2,612,325	4,920,082
Stage 2 | Subtotal | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	258,358,672	100,586,726
Stage 2 | Allowance for loan losses
LOANS AND OTHER FINANCING
Financial assets	(53,410,382)	(17,081,124)
Stage 3 | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	187,029,927	38,136,572	$ 35,260,736
Stage 3 | Loans and other financing
LOANS AND OTHER FINANCING
Financial assets	47,955,930	14,629,122
Stage 3 | Promissory Notes | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	13,338,516	1,343,073
Stage 3 | Unsecured corporate loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	29,190,103	6,202,870
Stage 3 | Overdrafts | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	13,501,498	1,625,463
Stage 3 | Mortgage loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	5,983,153	1,646,591
Stage 3 | Automobile and other secured loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	28,726,436	6,721,393
Stage 3 | Personal loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	52,394,303	8,621,232
Stage 3 | Credit Card Loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	31,095,628	5,143,579
Stage 3 | Foreign Trade Loans | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	8,745,221	6,347,375
Stage 3 | Other receivables from financial transactions | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	17,582	15,057
Stage 3 | Receivables from financial leases | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	4,037,487	469,939
Stage 3 | Subtotal | Gross carrying amount
LOANS AND OTHER FINANCING
Financial assets	187,029,927	38,136,572
Stage 3 | Allowance for loan losses
LOANS AND OTHER FINANCING
Financial assets	$ (139,073,997)	$ (23,507,450)